Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS

NOTE 20: OPERATING SEGMENTS

a.	Reportable segments represent the two lines of business for which the Company expects to earn income, incur costs and allocate resources. Operating segments are identified based on information that is reviewed by the chief operating decision maker (“CODM”) and senior management to make decisions about resources to be allocated and assess operational and financial performance. Accordingly, for management purposes, the Company is organized into operating segments as follows:

1.	Digital assets segment - development and operation of an integrated, regulated solutions for trading of blockchain assets, and providing related services for products utilizing blockchain technology.

2.	Brokerage segment - Until November 29, 2024, the Company also operated in the brokerage segment through ILSB, which facilitated financial transactions between financial institutions and offered a full range of brokerage services to several leading banking institutions. Following the sale agreement signed on August 29, 2024, this segment was sold on November 29, 2024. The segment’s results until the sale date are presented as net income from discontinued operation in the statement of comprehensive income.

b.	Revenue based on geographic locations:

Revenue reported in the financial statements are attributed to countries based on the location of the customers, as follows:

	Year ended December 31
	2024	2023	2022

Digital Asset Segment:
Switzerland	$871	$976	$-
United States	$231	$149	$170
United Kingdom	$56	$4	$123
Japan	$44	$107	$162
State of Israel	$16	$21	$90
Gibraltar	$-	$11,380	$8,946
Other	$75	$151	107

c.	Revenue from major customers:

Revenue from major customers which account for 10 percent or more of total revenue as reported in the financial statements:

	Year ended December 31
	2024	2023	2022
Customer A (*)	$659	$976	$-

(*)	See note 15 - Related parties